PORTFOLIO OF INVESTMENTS – as of April 30, 2023 (Unaudited)

Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)

Common Stocks – 58.5% of Net Assets
	Aerospace & Defense – 1.3%
137	AAR Corp.(a)	$7,231
38	Axon Enterprise, Inc.(a)	8,007
360	Boeing Co.(a)	74,441
27	L3Harris Technologies, Inc.	5,269
25	Lockheed Martin Corp.	11,611
56	Moog, Inc., Class A	5,046
86	Raytheon Technologies Corp.	8,591

		120,196

	Air Freight & Logistics – 0.5%
222	Expeditors International of Washington, Inc.	25,272
20	FedEx Corp.	4,556
145	GXO Logistics, Inc.(a)	7,704
57	United Parcel Service, Inc., Class B	10,249

		47,781

	Automobile Components – 0.7%
28	Aptiv PLC(a)	2,880
508	BorgWarner, Inc.	24,450
377	Dana, Inc.	5,576
248	Magna International, Inc.	12,936
149	Mobileye Global, Inc., Class A(a)	5,608
50	Visteon Corp.(a)	7,019

		58,469

	Automobiles – 1.0%
1,006	General Motors Co.	33,238
297	Tesla, Inc.(a)	48,800
55	Thor Industries, Inc.	4,346

		86,384

	Banks – 2.8%
228	Ameris Bancorp	7,638
1,247	Bank of America Corp.	36,512
677	Citigroup, Inc.	31,866
90	Citizens Financial Group, Inc.	2,785
164	East West Bancorp, Inc.	8,477
413	First Financial Bancorp	8,549
1,069	FNB Corp.	12,272
860	Fulton Financial Corp.	10,260
184	Huntington Bancshares, Inc.	2,061
232	International Bancshares Corp.	9,899
193	JPMorgan Chase & Co.	26,680
119	KeyCorp	1,340
73	PNC Financial Services Group, Inc.	9,508
108	Regions Financial Corp.	1,972
868	Truist Financial Corp.	28,280
358	Trustmark Corp.	8,553

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
110	U.S. Bancorp	$3,771
218	Webster Financial Corp.	8,131
894	Wells Fargo & Co.	35,537

		254,091

	Beverages – 1.0%
45	Boston Beer Co., Inc., Class A(a)	14,288
139	Coca-Cola Co.	8,917
125	Keurig Dr Pepper, Inc.	4,087
1,059	Monster Beverage Corp.(a)	59,304
28	PepsiCo, Inc.	5,345

		91,941

	Biotechnology – 1.4%
44	AbbVie, Inc.	6,649
187	Alnylam Pharmaceuticals, Inc.(a)	37,250
17	Amgen, Inc.	4,076
11	Biogen, Inc.(a)	3,347
27	BioMarin Pharmaceutical, Inc.(a)	2,593
212	CRISPR Therapeutics AG(a)	10,375
67	Gilead Sciences, Inc.	5,508
108	Halozyme Therapeutics, Inc.(a)	3,470
52	Incyte Corp.(a)	3,869
65	Neurocrine Biosciences, Inc.(a)	6,568
47	Regeneron Pharmaceuticals, Inc.(a)	37,684
20	United Therapeutics Corp.(a)	4,603
8	Vertex Pharmaceuticals, Inc.(a)	2,726

		128,718

	Broadline Retail – 2.2%
170	Alibaba Group Holding Ltd., ADR(a)	14,397
1,498	Amazon.com, Inc.(a)	157,964
446	eBay, Inc.	20,708
253	Macy’s, Inc.	4,134

		197,203

	Building Products – 1.0%
77	Builders FirstSource, Inc.(a)	7,297
38	Carlisle Cos., Inc.	8,202
67	Carrier Global Corp.	2,802
312	Fortune Brands Innovations, Inc.	20,183
29	Lennox International, Inc.	8,176
433	Masco Corp.	23,170
428	MasterBrand, Inc.(a)	3,454
87	Owens Corning	9,293
73	Trex Co., Inc.(a)	3,990

		86,567

	Capital Markets – 3.4%
587	Bank of New York Mellon Corp.	25,000
8	BlackRock, Inc.	5,370

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
27	Cboe Global Markets, Inc.	$3,772
493	Charles Schwab Corp.	25,754
47	CME Group, Inc.	8,731
52	FactSet Research Systems, Inc.	21,408
90	Goldman Sachs Group, Inc.	30,910
317	Intercontinental Exchange, Inc.	34,531
192	Janus Henderson Group PLC	4,982
719	KKR & Co., Inc.	38,157
54	Moody’s Corp.	16,909
63	Morgan Stanley	5,668
43	MSCI, Inc.	20,745
21	Northern Trust Corp.	1,641
31	S&P Global, Inc.	11,240
322	SEI Investments Co.	18,969
393	State Street Corp.	28,398
20	T. Rowe Price Group, Inc.	2,247
36	Virtus Investment Partners, Inc.	6,560

		310,992

	Chemicals – 0.6%
9	Air Products & Chemicals, Inc.	2,649
33	DuPont de Nemours, Inc.	2,301
19	Ecolab, Inc.	3,189
102	HB Fuller Co.	6,749
73	Innospec, Inc.	7,419
37	Linde PLC	13,670
124	Livent Corp.(a)	2,709
89	Minerals Technologies, Inc.	5,274
13	Sherwin-Williams Co.	3,088
50	Stepan Co.	4,610

		51,658

	Commercial Services & Supplies – 0.1%
52	MSA Safety, Inc.	6,747
18	Waste Management, Inc.	2,989

		9,736

	Communications Equipment – 0.2%
126	Ciena Corp.(a)	5,801
35	F5, Inc.(a)	4,702
71	Lumentum Holdings, Inc.(a)	3,426

		13,929

	Construction & Engineering – 0.2%
183	AECOM	15,198

	Construction Materials – 0.2%
20	Martin Marietta Materials, Inc.	7,264
47	Vulcan Materials Co.	8,231

		15,495

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – 1.1%
1,140	Ally Financial, Inc.	$30,073
177	American Express Co.	28,557
394	Capital One Financial Corp.	38,336
71	Synchrony Financial	2,096

		99,062

	Consumer Staples Distribution & Retail – 0.7%
102	BJ’s Wholesale Club Holdings, Inc.(a)	7,790
22	Costco Wholesale Corp.	11,071
388	Kroger Co.	18,868
173	Sprouts Farmers Market, Inc.(a)	5,996
41	Target Corp.	6,468
67	Walgreens Boots Alliance, Inc.	2,362
97	Walmart, Inc.	14,644

		67,199

	Containers & Packaging – 0.1%
24	Ball Corp.	1,276
167	Sonoco Products Co.	10,124

		11,400

	Distributors – 0.0%
25	Genuine Parts Co.	4,208

	Diversified Consumer Services – 0.2%
61	Grand Canyon Education, Inc.(a)	7,241
126	Service Corp. International	8,844

		16,085

	Diversified REITs – 0.1%
406	American Assets Trust, Inc.	7,389

	Diversified Telecommunication Services – 0.5%
756	AT&T, Inc.	13,358
287	Frontier Communications Parent, Inc.(a)	6,469
134	Iridium Communications, Inc.	8,505
495	Verizon Communications, Inc.	19,221

		47,553

	Electric Utilities – 0.4%
126	American Electric Power Co., Inc.	11,645
156	Eversource Energy	12,107
76	Exelon Corp.	3,226
94	FirstEnergy Corp.	3,741
69	IDACORP, Inc.	7,667

		38,386

	Electrical Equipment – 0.5%
67	Eaton Corp. PLC	11,197
86	Emerson Electric Co.	7,160
49	Hubbell, Inc.	13,197
57	Regal Rexnord Corp.	7,419

Shares	Description	Value (†)

Common Stocks – continued
	Electrical Equipment – continued
16	Rockwell Automation, Inc.	$4,535

		43,508

	Electronic Equipment, Instruments & Components – 0.8%
100	Advanced Energy Industries, Inc.	8,650
43	Amphenol Corp., Class A	3,245
210	Avnet, Inc.	8,665
134	Cognex Corp.	6,390
42	Corning, Inc.	1,395
26	Keysight Technologies, Inc.(a)	3,761
544	Knowles Corp.(a)	9,183
26	Littelfuse, Inc.	6,298
159	TE Connectivity Ltd.	19,457
10	Teledyne Technologies, Inc.(a)	4,144
10	Zebra Technologies Corp., Class A(a)	2,880

		74,068

	Energy Equipment & Services – 0.2%
105	Baker Hughes Co.	3,070
224	ChampionX Corp.	6,066
478	NOV, Inc.	8,006
68	Schlumberger NV	3,356

		20,498

	Entertainment – 2.1%
137	Activision Blizzard, Inc.(a)	10,646
41	Electronic Arts, Inc.	5,219
202	Netflix, Inc.(a)	66,646
171	Take-Two Interactive Software, Inc.(a)	21,254
630	Walt Disney Co.(a)	64,575
1,794	Warner Bros. Discovery, Inc.(a)	24,416

		192,756

	Financial Services – 2.2%
236	Block, Inc.(a)	14,346
237	Fiserv, Inc.(a)	28,942
20	FleetCor Technologies, Inc.(a)	4,278
131	Global Payments, Inc.	14,765
17	Jack Henry & Associates, Inc.	2,777
17	Mastercard, Inc., Class A	6,461
798	MGIC Investment Corp.	11,866
319	PayPal Holdings, Inc.(a)	24,244
294	Visa, Inc., Class A	68,423
195	Voya Financial, Inc.	14,914
36	WEX, Inc.(a)	6,385

		197,401

	Food Products – 0.9%
88	Campbell Soup Co.	4,778
148	Conagra Brands, Inc.	5,618
96	Darling Ingredients, Inc.(a)	5,719

Shares	Description	Value (†)

Common Stocks – continued
	Food Products – continued
72	General Mills, Inc.	$6,381
24	Hershey Co.	6,553
143	Hormel Foods Corp.	5,783
69	Ingredion, Inc.	7,326
27	J.M. Smucker Co.	4,169
105	Kellogg Co.	7,326
90	Kraft Heinz Co.	3,534
67	McCormick & Co., Inc.	5,886
177	Mondelez International, Inc., Class A	13,580

		76,653

	Gas Utilities – 0.2%
190	New Jersey Resources Corp.	9,812
79	ONE Gas, Inc.	6,079

		15,891

	Ground Transportation – 0.5%
233	CSX Corp.	7,139
18	J.B. Hunt Transport Services, Inc.	3,155
35	Norfolk Southern Corp.	7,106
50	Ryder System, Inc.	3,958
25	Saia, Inc.(a)	7,444
406	Uber Technologies, Inc.(a)	12,607
23	Union Pacific Corp.	4,501

		45,910

	Health Care Equipment & Supplies – 1.1%
85	Abbott Laboratories	9,390
9	Align Technology, Inc.(a)	2,928
106	Baxter International, Inc.	5,054
33	Becton Dickinson & Co.	8,722
8	Cooper Cos., Inc.	3,052
38	Edwards Lifesciences Corp.(a)	3,343
20	GE HealthCare Technologies, Inc.(a)	1,627
68	Globus Medical, Inc., Class A(a)	3,954
52	Haemonetics Corp.(a)	4,353
58	Intuitive Surgical, Inc.(a)	17,471
127	LeMaitre Vascular, Inc.	6,858
118	Medtronic PLC	10,732
27	Penumbra, Inc.(a)	7,671
22	Shockwave Medical, Inc.(a)	6,383
16	Stryker Corp.	4,794
7	Teleflex, Inc.	1,908

		98,240

	Health Care Providers & Services – 1.2%
105	Acadia Healthcare Co., Inc.(a)	7,590
32	Centene Corp.(a)	2,206
18	Chemed Corp.	9,922
32	Cigna Group	8,105
102	CVS Health Corp.	7,478

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Providers & Services – continued
12	Elevance Health, Inc.	$5,624
67	Encompass Health Corp.	4,298
75	HCA Healthcare, Inc.	21,550
54	Henry Schein, Inc.(a)	4,364
6	Humana, Inc.	3,183
15	Laboratory Corp. of America Holdings	3,401
188	Select Medical Holdings Corp.	5,734
100	Tenet Healthcare Corp.(a)	7,332
27	UnitedHealth Group, Inc.	13,286

		104,073

	Health Care REITs – 0.1%
484	Physicians Realty Trust	6,979
34	Ventas, Inc.	1,634

		8,613

	Health Care Technology – 0.5%
746	Doximity, Inc., Class A(a)	27,415
120	Veeva Systems, Inc., Class A(a)	21,490

		48,905

	Hotel & Resort REITs – 0.0%
102	Host Hotels & Resorts, Inc.	1,649

	Hotels, Restaurants & Leisure – 2.0%
16	Booking Holdings, Inc.(a)	42,981
2	Chipotle Mexican Grill, Inc.(a)	4,135
89	Hilton Worldwide Holdings, Inc.	12,818
76	Marriott Vacations Worldwide Corp.	10,227
50	McDonald’s Corp.	14,788
114	Norwegian Cruise Line Holdings Ltd.(a)	1,522
350	Starbucks Corp.	40,001
171	Travel & Leisure Co.	6,544
27	Wingstop, Inc.	5,403
348	Yum China Holdings, Inc.	21,291
142	Yum! Brands, Inc.	19,962

		179,672

	Household Durables – 0.7%
30	DR Horton, Inc.	3,295
210	KB Home	9,202
82	Meritage Homes Corp.	10,500
420	PulteGroup, Inc.	28,203
215	Taylor Morrison Home Corp.(a)	9,264

		60,464

	Household Products – 0.5%
78	Church & Dwight Co., Inc.	7,575
57	Colgate-Palmolive Co.	4,549
251	Energizer Holdings, Inc.	8,391

Shares	Description	Value (†)

Common Stocks – continued
	Household Products – continued
175	Procter & Gamble Co.	$27,366

		47,881

	Independent Power & Renewable Electricity Producers – 0.1%
340	AES Corp.	8,044

	Industrial Conglomerates – 0.4%
88	3M Co.	9,348
93	General Electric Co.	9,204
80	Honeywell International, Inc.	15,987

		34,539

	Industrial REITs – 0.1%
50	Prologis, Inc.	6,263

	Insurance – 1.5%
22	Allstate Corp.	2,547
426	American International Group, Inc.	22,595
25	Assurant, Inc.	3,078
33	Chubb Ltd.	6,652
121	First American Financial Corp.	6,971
72	Hanover Insurance Group, Inc.	8,608
79	Hartford Financial Services Group, Inc.	5,608
32	Marsh & McLennan Cos., Inc.	5,766
58	Prudential Financial, Inc.	5,046
155	Reinsurance Group of America, Inc.	22,060
104	Selective Insurance Group, Inc.	10,018
58	Travelers Cos., Inc.	10,506
122	Willis Towers Watson PLC	28,255

		137,710

	Interactive Media & Services – 3.2%
545	Alphabet, Inc., Class A(a)	58,500
874	Alphabet, Inc., Class C(a)	94,584
480	Meta Platforms, Inc., Class A(a)	115,354
724	Pinterest, Inc., Class A(a)	16,652
199	Yelp, Inc.(a)	5,954

		291,044

	IT Services – 0.4%
40	Accenture PLC, Class A	11,212
105	Cognizant Technology Solutions Corp., Class A	6,270
30	International Business Machines Corp.	3,792
341	Shopify, Inc., Class A(a)	16,521
11	VeriSign, Inc.(a)	2,440

		40,235

	Leisure Products – 0.1%
367	Mattel, Inc.(a)	6,606
135	YETI Holdings, Inc.(a)	5,326

		11,932

Shares	Description	Value (†)

Common Stocks – continued
	Life Sciences Tools & Services – 0.5%
24	Agilent Technologies, Inc.	$3,250
119	Illumina, Inc.(a)	24,462
39	Repligen Corp.(a)	5,914
14	Thermo Fisher Scientific, Inc.	7,769
6	West Pharmaceutical Services, Inc.	2,167

		43,562

	Machinery – 1.5%
53	AGCO Corp.	6,569
18	Caterpillar, Inc.	3,938
28	Cummins, Inc.	6,581
27	Deere & Co.	10,207
46	Dover Corp.	6,723
68	Fortive Corp.	4,290
202	Graco, Inc.	16,017
14	Illinois Tool Works, Inc.	3,387
116	ITT, Inc.	9,795
92	Oshkosh Corp.	7,040
127	PACCAR, Inc.	9,486
81	Parker-Hannifin Corp.	26,315
137	SPX Technologies, Inc.(a)	8,724
119	Terex Corp.	5,306
102	Toro Co.	10,635

		135,013

	Media – 1.1%
7	Cable One, Inc.	5,309
63	Charter Communications, Inc., Class A(a)	23,228
736	Comcast Corp., Class A	30,448
289	Interpublic Group of Cos., Inc.	10,326
165	Liberty Broadband Corp., Class C(a)	13,989
130	New York Times Co., Class A	5,167
101	Omnicom Group, Inc.	9,148
123	Paramount Global, Class B	2,870

		100,485

	Metals & Mining – 0.3%
127	Alcoa Corp.	4,717
406	Cleveland-Cliffs, Inc.(a)	6,244
117	Commercial Metals Co.	5,463
46	Newmont Corp.	2,180
38	Reliance Steel & Aluminum Co.	9,417

		28,021

	Mortgage Real Estate Investment Trusts (REITs) – 0.1%
617	Invesco Mortgage Capital, Inc.	6,546
340	KKR Real Estate Finance Trust, Inc.	3,652

		10,198

	Multi-Utilities – 0.2%
83	Consolidated Edison, Inc.	8,173

Shares	Description	Value (†)

Common Stocks – continued
	Multi-Utilities – continued
32	DTE Energy Co.	$3,597
22	WEC Energy Group, Inc.	2,116

		13,886

	Office REITs – 0.4%
796	Brandywine Realty Trust	3,128
416	Corporate Office Properties Trust	9,522
271	Douglas Emmett, Inc.	3,490
385	Easterly Government Properties, Inc.	5,417
456	Highwoods Properties, Inc.	10,452
120	Kilroy Realty Corp.	3,509

		35,518

	Oil, Gas & Consumable Fuels – 1.8%
585	Antero Midstream Corp.	6,295
145	Antero Resources Corp.(a)	3,333
642	APA Corp.	23,658
53	Chevron Corp.	8,935
385	CNX Resources Corp.(a)	5,979
306	ConocoPhillips	31,484
267	EOG Resources, Inc.	31,898
120	Exxon Mobil Corp.	14,201
119	HF Sinclair Corp.	5,249
399	Kinder Morgan, Inc.	6,843
71	ONEOK, Inc.	4,644
54	Phillips 66	5,346
207	Range Resources Corp.	5,475
773	Southwestern Energy Co.(a)	4,012
27	Valero Energy Corp.	3,096
142	Williams Cos., Inc.	4,297

		164,745

	Passenger Airlines – 0.2%
173	Alaska Air Group, Inc.(a)	7,519
238	Delta Air Lines, Inc.(a)	8,166
525	JetBlue Airways Corp.(a)	3,748

		19,433

	Personal Care Products – 0.0%
13	Estee Lauder Cos., Inc., Class A	3,207

	Pharmaceuticals – 1.5%
109	Bristol-Myers Squibb Co.	7,278
21	Eli Lilly & Co.	8,313
50	Jazz Pharmaceuticals PLC(a)	7,024
150	Johnson & Johnson	24,555
115	Merck & Co., Inc.	13,279
156	Novartis AG, ADR	16,001
133	Novo Nordisk AS, ADR	22,223
107	Perrigo Co. PLC	3,979
186	Pfizer, Inc.	7,234

Shares	Description	Value (†)

Common Stocks – continued
	Pharmaceuticals – continued
396	Roche Holding AG, ADR	$15,531
66	Zoetis, Inc.	11,601

		137,018

	Professional Services – 0.7%
16	Automatic Data Processing, Inc.	3,520
47	Concentrix Corp.	4,536
83	Equifax, Inc.	17,295
71	Exponent, Inc.	6,536
95	Korn Ferry	4,562
37	Leidos Holdings, Inc.	3,451
57	ManpowerGroup, Inc.	4,315
17	Paychex, Inc.	1,868
17	Paycom Software, Inc.(a)	4,936
39	Paylocity Holding Corp.(a)	7,538

		58,557

	Real Estate Management & Development – 0.4%
431	CBRE Group, Inc., Class A(a)	33,040
49	Jones Lang LaSalle, Inc.(a)	6,813

		39,853

	Residential REITs – 0.2%
28	AvalonBay Communities, Inc.	5,050
40	Camden Property Trust	4,402
95	Equity Residential	6,009

		15,461

	Retail REITs – 0.3%
708	Brixmor Property Group, Inc.	15,102
233	National Retail Properties, Inc.	10,135
22	Simon Property Group, Inc.	2,493

		27,730

	Semiconductors & Semiconductor Equipment – 2.5%
105	Advanced Micro Devices, Inc.(a)	9,384
57	Analog Devices, Inc.	10,253
16	Broadcom, Inc.	10,024
52	Cirrus Logic, Inc.(a)	4,461
335	Intel Corp.	10,405
127	Lattice Semiconductor Corp.(a)	10,122
50	Micron Technology, Inc.	3,218
386	NVIDIA Corp.	107,111
35	Qorvo, Inc.(a)	3,223
223	QUALCOMM, Inc.	26,046
38	Silicon Laboratories, Inc.(a)	5,293
67	Synaptics, Inc.(a)	5,934
66	Texas Instruments, Inc.	11,035
41	Universal Display Corp.	5,472
67	Wolfspeed, Inc.(a)	3,119

		225,100

Shares	Description	Value (†)

Common Stocks – continued
	Software – 5.3%
84	Adobe, Inc.(a)	$31,715
30	ANSYS, Inc.(a)	9,417
20	Aspen Technology, Inc.(a)	3,540
215	Autodesk, Inc.(a)	41,880
18	Cadence Design Systems, Inc.(a)	3,770
27	Ceridian HCM Holding, Inc.(a)	1,714
146	Dynatrace, Inc.(a)	6,173
21	Intuit, Inc.	9,323
468	Microsoft Corp.	143,798
858	Oracle Corp.	81,270
51	Qualys, Inc.(a)	5,760
20	Roper Technologies, Inc.	9,096
348	Salesforce, Inc.(a)	69,033
12	ServiceNow, Inc.(a)	5,513
46	SPS Commerce, Inc.(a)	6,776
13	Synopsys, Inc.(a)	4,827
12	Tyler Technologies, Inc.(a)	4,548
217	Workday, Inc., Class A(a)	40,392

		478,545

	Specialized REITs – 0.2%
13	American Tower Corp.	2,657
23	Crown Castle, Inc.	2,831
5	Equinix, Inc.	3,621
116	VICI Properties, Inc.	3,937
67	Weyerhaeuser Co.	2,004

		15,050

	Specialty Retail – 0.6%
22	Asbury Automotive Group, Inc.(a)	4,256
49	Boot Barn Holdings, Inc.(a)	3,551
36	Dick’s Sporting Goods, Inc.	5,220
37	Five Below, Inc.(a)	7,302
43	Home Depot, Inc.	12,923
23	Lithia Motors, Inc.	5,081
16	Ross Stores, Inc.	1,708
97	TJX Cos., Inc.	7,646
50	Williams-Sonoma, Inc.	6,052

		53,739

	Technology Hardware, Storage & Peripherals – 0.7%
356	Apple, Inc.	60,406
131	Hewlett Packard Enterprise Co.	1,876
87	HP, Inc.	2,585

		64,867

	Textiles, Apparel & Luxury Goods – 0.6%
44	Crocs, Inc.(a)	5,441
20	Deckers Outdoor Corp.(a)	9,587
109	NIKE, Inc., Class B	13,813
93	PVH Corp.	7,980

Shares	Description	Value (†)

Common Stocks – continued
	Textiles, Apparel & Luxury Goods – continued
1,299	Under Armour, Inc., Class A(a)	$11,522
616	Under Armour, Inc., Class C(a)	4,953

		53,296

	Trading Companies & Distributors – 0.2%
49	GATX Corp.	5,582
38	Watsco, Inc.	13,162

		18,744

	Water Utilities – 0.2%
74	American States Water Co.	6,567
29	American Water Works Co., Inc.	4,299
158	Essential Utilities, Inc.	6,747

		17,613

	Total Common Stocks (Identified Cost $5,109,771)	5,285,230

Principal Amount

Bonds and Notes – 3.8%
	Apartment REITs – 0.0%
$2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,748

	Automotive – 0.1%
4,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	3,871
2,000	Lear Corp., 4.250%, 5/15/2029	1,912
3,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	2,637

		8,420

	Banking – 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	1,990
3,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	2,828
2,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	1,974
1,000	Bank of Nova Scotia, 3.400%, 2/11/2024	984
3,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	2,695
3,000	Citigroup, Inc., 4.600%, 3/09/2026	2,965
5,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	4,871
6,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	5,881
4,000	KeyCorp, MTN, 2.550%, 10/01/2029	3,258

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$2,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	$1,932
2,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	1,777
4,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	3,743
3,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	2,966
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,882
1,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	974
3,000	State Street Corp., 2.400%, 1/24/2030	2,611
3,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	2,484
3,000	Truist Bank, 3.200%, 4/01/2024	2,935
4,000	Westpac Banking Corp., 2.350%, 2/19/2025	3,838

		54,588

	Brokerage – 0.1%
4,000	BlackRock, Inc., 2.400%, 4/30/2030	3,546
3,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	2,141

		5,687

	Building Materials – 0.1%
2,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	1,799
4,000	Owens Corning, 3.950%, 8/15/2029	3,803

		5,602

	Diversified Manufacturing – 0.0%
3,000	Eaton Corp., 4.150%, 3/15/2033	2,886
1,000	Emerson Electric Co., 2.000%, 12/21/2028	887

		3,773

	Electric – 0.2%
2,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	1,786
2,000	Duke Energy Corp., 3.750%, 4/15/2024	1,968
3,000	Entergy Corp., 0.900%, 9/15/2025	2,733
4,000	Exelon Corp., 4.050%, 4/15/2030	3,840

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Electric – continued
$4,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	$3,395
1,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	929
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	1,944

		16,595

	Environmental – 0.0%
2,000	Republic Services, Inc., 1.450%, 2/15/2031	1,604
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,535

		3,139

	Finance Companies – 0.1%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	1,853
3,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	2,595

		4,448

	Food & Beverage – 0.1%
3,000	Coca-Cola Co., 1.450%, 6/01/2027	2,728
4,000	General Mills, Inc., 4.000%, 4/17/2025	3,950
4,000	PepsiCo, Inc., 2.750%, 3/19/2030	3,671

		10,349

	Government Owned - No Guarantee – 0.1%
3,000	Equinor ASA, 3.625%, 4/06/2040	2,602
5,000	Federal National Mortgage Association, 6.625%, 11/15/2030	5,971

		8,573

	Health Care REITs – 0.0%
1,000	Welltower OP LLC, 2.800%, 6/01/2031	839

	Health Insurance – 0.1%
3,000	Elevance Health, Inc., 4.101%, 3/01/2028	2,956
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,205

		5,161

	Healthcare – 0.1%
1,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	977
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,976

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Healthcare – continued
$3,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	$2,884
1,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	952

		6,789

	Integrated Energy – 0.1%
4,000	Exxon Mobil Corp., 2.992%, 3/19/2025	3,895
2,000	Shell International Finance BV, 6.375%, 12/15/2038	2,329

		6,224

	Life Insurance – 0.0%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,005
2,000	Manulife Financial Corp., 3.703%, 3/16/2032	1,856

		3,861

	Mortgage Related – 0.9%
7,554	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	6,286
12,128	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(b)	10,507
10,313	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(b)	9,267
12,389	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(b)	11,512
956	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	914
9,784	Federal National Mortgage Association, 2.000%, with various maturities in 2051(b)	8,156
15,830	Federal National Mortgage Association, 2.500%, with various maturities from 2051 to 2052(b)	13,714
13,247	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(b)	11,965
5,821	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(b)	5,421
3,100	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2052(b)	2,966
323	Federal National Mortgage Association, 4.500%, 5/01/2049	320
4,778	Government National Mortgage Association, 3.000%, 6/20/2052	4,360

		85,388

	Natural Gas – 0.1%
5,000	NiSource, Inc., 0.950%, 8/15/2025	4,591

	Office REITs – 0.1%
4,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	3,859

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Office REITs – continued
$2,000	Boston Properties LP, 2.750%, 10/01/2026	$1,783
3,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	2,266

		7,908

	Other REITs – 0.0%
3,000	Prologis LP, 1.250%, 10/15/2030	2,375

	Pharmaceuticals – 0.1%
4,000	AbbVie, Inc., 3.600%, 5/14/2025	3,908
1,000	Biogen, Inc., 2.250%, 5/01/2030	851
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,783
1,000	Viatris, Inc., 3.850%, 6/22/2040	691

		10,233

	Railroads – 0.0%
4,000	CSX Corp., 2.600%, 11/01/2026	3,781

	Restaurants – 0.0%
4,000	Starbucks Corp., 2.250%, 3/12/2030	3,460

	Retail REITs – 0.0%
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,580

	Retailers – 0.1%
3,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,810
3,000	TJX Cos., Inc., 1.150%, 5/15/2028	2,621

		5,431

	Technology – 0.2%
4,000	Apple, Inc., 2.500%, 2/09/2025	3,880
2,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	1,826
3,000	Intel Corp., 2.450%, 11/15/2029	2,646
3,000	International Business Machines Corp., 4.000%, 6/20/2042	2,573
3,000	NVIDIA Corp., 2.850%, 4/01/2030	2,751
2,000	Oracle Corp., 2.950%, 5/15/2025	1,927

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Technology – continued
$4,000	QUALCOMM, Inc., 1.650%, 5/20/2032	$3,226

		18,829

	Treasuries – 0.5%
6,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	3,498
3,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	2,392
3,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	2,389
8,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	6,833
9,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	7,868
5,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	4,364
6,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	5,259
13,000	U.S. Treasury Notes, 0.375%, 11/30/2025	11,905

		44,508

	Utility Other – 0.0%
5,000	Essential Utilities, Inc., 4.276%, 5/01/2049	4,194

	Wireless – 0.0%
3,000	Vodafone Group PLC, 6.150%, 2/27/2037	3,232

	Wirelines – 0.1%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,491
4,000	Verizon Communications, Inc., 3 mo. USD LIBOR + 1.100%, 5.964%, 5/15/2025(c)	4,026

		5,517

	Total Bonds and Notes (Identified Cost $371,242)	346,823

Shares

Exchange-Traded Funds – 8.9%
10,886	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $796,751)	803,278

Mutual Funds – 14.4%
37,851	WCM Focused Emerging Markets Fund, Institutional Class	493,959
36,826	WCM Focused International Growth Fund, Institutional Class	805,015

	Total Mutual Funds (Identified Cost $1,446,807)	1,298,974

Affiliated Mutual Funds – 10.5%
16,333	Mirova Global Green Bond Fund, Class N	135,072

Shares	Description	Value (†)

Affiliated Mutual Funds – continued
68,285	Mirova International Sustainable Equity Fund, Class N	$807,807

	Total Affiliated Mutual Funds (Identified Cost $1,017,446)	942,879

Principal Amount

Short-Term Investments – 4.0%
$359,342	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/28/2023 at 2.100% to be repurchased at $359,405 on 5/01/2023 collateralized by $333,600 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $366,965 including accrued interest(d)	359,342
5,000	U.S. Treasury Bills, 4.570%, 7/27/2023(e)	4,941

	Total Short-Term Investments (Identified Cost $364,287)	364,283

	Total Investments – 100.1% (Identified Cost $9,106,304)	9,041,467
	Other assets less liabilities – (0.1)%	(12,693)

	Net Assets – 100.0%	$9,028,774

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(c)	Variable rate security. Rate as of April 30, 2023 is disclosed.
(d)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the value of Rule 144A holdings amounted to $1,826 or less than 0.1% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2023, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2023	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$115,433	$23,244	$3,577	$(605)	$577	$135,072	16,333	$—
Mirova International Sustainable Equity Fund, Class N	692,718	92,631	133	1	22,590	807,807	68,285	1,242

	$808,151	$115,875	$3,710	$(604)	$23,167	$942,879	84,618	$1,242

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$5,285,230	$—	$—	$5,285,230
Bonds and Notes*	—	346,823	—	346,823
Exchange-Traded Funds	803,278	—	—	803,278
Mutual Funds	1,298,974	—	—	1,298,974
Affiliated Mutual Funds	942,879	—	—	942,879
Short-Term Investments	—	364,283	—	364,283

Total	$8,330,361	$711,106	$—	$9,041,467

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2023 (Unaudited)

Equity	90.8%
Fixed Income	5.3
Short-Term Investments	4.0

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%